RBC FUNDS TRUST

RBC Global Equity Funds

RBC Emerging Markets Small Cap Equity Fund (the “Fund”)

Supplement dated June 18, 2020 to the RBC Global Equity Funds prospectus (the “Prospectus”) dated July 26, 2019 and Statement of Additional Information (“SAI”) dated January 28, 2020, each as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, the Fund’s investment advisory fee is reduced from 1.25% to 1.04%. In addition, effective June 18, 2020, the Fund’s Board of Trustees has approved a reduction in the contractual operating expense limit for each class of the Fund.

I.             To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

1.            In the Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	1.04%	1.04%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	4.14%	4.03%
Total Annual Fund Operating Expenses	5.43%	5.07%
Fee Waiver and/or Expense Reimbursement[3]	(3.94)%	(3.83)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.49%	1.24%

[1]

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.49% of the Fund’s average daily net assets for Class A shares and 1.24% for Class I shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$718	$126
Three Years	$1,743	$1,147
Five Years	$2,793	$2,200
Ten Years	$5,377	$4,827

2.            In the section entitled “Management—Investment Advisor,” the row corresponding to the Fund in the second table is deleted and replaced with the following:

	Class A	Class I
RBC Emerging Markets Small Cap Equity Fund	1.49%	1.24%

II.           Effective June 18, 2020, the SAI is hereby amended as follows:

1.             In the section entitled “Investment Advisor,” the row corresponding to the Fund in the Fee Rate table is deleted and replaced with the following:

Fund	Fee Rate
RBC Emerging Markets Small Cap Equity Fund	1.04% of average daily net assets

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC Global Equity Funds

RBC Global Opportunities Fund

RBC International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2020 to the RBC Global Equity Funds prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, (i) the RBC Global Opportunities Fund’s investment advisory fee is reduced from 0.76% to 0.65%; and (ii) the RBC International Opportunities Fund’s investment advisory fee is reduced from 0.80% to 0.70%. In addition, effective June 18, 2020, the Funds’ Board of Trustees has approved a reduction in the contractual operating expense limit for each class of each Fund.

I.            To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

1.            In the RBC Global Opportunities Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	36.10%	1.18%	18.01%
Total Annual Fund Operating Expenses	37.00%	1.83%	18.66%
Fee Waiver and/or Expense Reimbursement[3]	(36.00)%	(1.08)%	(17.96)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%	0.75%	0.70%

[1]

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.00% of the Fund’s average daily net assets for Class A shares, 0.75% for Class I shares and 0.70% for Class R6 shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$102	$77	$72
Three Years	$5,420	$461	$3,346
Five Years	$8,042	$881	$5,908
Ten Years	$9,969	$2,051	$9,812

2.            In the RBC International Opportunities Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	35.35%	0.46%	29.10%
Total Annual Fund Operating Expenses	36.30%	1.16%	29.80%
Fee Waiver and/or Expense Reimbursement[3]	(35.25)%	(0.36)%	(29.05)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.05%	0.80%	0.75%

[1]

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.05 % of the Fund’s average daily net assets for Class A, 0.80% for Class I shares and 0.75% for Class R6 shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$107	$82	$77
Three Years	$5,363	$330	$4,724
Five Years	$8,006	$601	$7,507
Ten Years	$10,007	$1,374	$10,258

2.            In the section entitled “Management—Investment Advisor,” the rows corresponding to the Funds in the second table are deleted and replaced with the following:

	Class A	Class I	Class R6
RBC Global Opportunities Fund	1.00%	0.75%	0.70%
RBC International Opportunities Fund	1.05%	0.80%	0.75%

II.          Effective June 18, 2020, the SAI is hereby amended as follows:

1.             In the section entitled “Investment Advisor,” the rows corresponding to the Funds in the Fee Rate table are deleted and replaced with the following:

Fund	Fee Rate
RBC Global Opportunities Fund	0.65% of average daily net assets
RBC International Opportunities Fund	0.70% of average daily net assets

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC BlueBay Funds

RBC BlueBay Emerging Market Debt Fund

RBC BlueBay High Yield Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2020 to the RBC BlueBay Funds prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, (i) the RBC BlueBay Emerging Market Debt Fund’s investment advisory fee is reduced from 0.75% to 0.65%; and (ii) the RBC BlueBay High Yield Bond Fund’s investment advisory fee is reduced from 0.70% to 0.55%. In addition, effective June 18, 2020, the Funds’ Board of Trustees has approved a reduction in the contractual operating expense limit for each class of the RBC BlueBay Emerging Market Debt Fund.

I.            To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

1.            In the RBC BlueBay Emerging Market Debt Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	19.37%	1.38%	32.34%
Total Annual Fund Operating Expenses	20.27%	2.03%	32.99%
Fee Waiver and/or Expense Reimbursement[3]	(19.23)%	(1.24)%	(32.25)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.04%	0.79%	0.74%

[1]

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.04% of the Fund’s average daily net assets for Class A shares, 0.79% for Class I shares and 0.74% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$1,274	$133	$1,353
Three Years	$4,452	$567	$5,785
Five Years	$6,733	$1,026	$8,084
Ten Years	$10,003	$2,301	$10,080

2.             In the RBC BlueBay High Yield Bond Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.55%	0.69%
Acquired fund fees and expenses[3]	0.01%	0.01%
Total Annual Fund Operating Expenses	2.36%	1.25%
Fee Waiver and/or Expense Reimbursement[4]	(1.53)%	(0.67)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.83%	0.58%

[1]

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect a reduction of the advisory fee rate that became effective on June 18, 2020.

[3]

Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[4]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.82% of the Fund’s average daily net assets for Class A shares and 0.57% for Class I shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$574	$94
Three Years	$1,054	$364
Five Years	$1,560	$655
Ten Years	$2,946	$1,482

2.            In the section entitled “Management—Investment Advisor,” the row corresponding to the RBC BlueBay Emerging Market Debt Fund in the second table is deleted and replaced with the following:

	Class A	Class I	Class R6
RBC BlueBay Emerging Market Debt Fund	1.04%	0.79%	0.74%

II.          Effective June 18, 2020, the SAI is hereby amended as follows:

1.            In the section entitled “Investment Advisor,” the rows corresponding to the Funds in the Fee Rate table are deleted and replaced with the following:

Fund	Fee Rate
RBC BlueBay Emerging Market Debt Fund	0.65% of average daily net assets
RBC BlueBay High Yield Bond Fund	0.55% of average daily net assets

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE